Financial Assets and Financial Liabilities - Summary of Carrying Amounts of the Underlying Assets and the Associated Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		₩ 13,227,234	₩ 12,309,025
Associated liabilities that entity continues to recognise		2,094,584	1,731,873
Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Associated liabilities that entity continues to recognise		3,222,237	4,010,436
Financial assets at fair value, class [member]
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		324,456	289,188
Financial assets at fair value, class [member] | Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		3,374,927	4,013,392
Financial assets at amortised cost, class [member]
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise	[1]	₩ 3,050,471	₩ 3,724,204

[1]	Before netting of allowance